Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	0
Interest Amount	0
Net Fee	$ 0.00
Total Fee and Interest Amount	0